Right of Use Assets (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Right Of Use Assets Abstract
Total balance	$ 1,203,750	$ 1,284,319
Number of industrial land use rights	2	2
Total cost of land use rights	$ 1,389,397	$ 1,448,783
Accumulated amortization cost	$ 185,647	$ 164,464